STOCK BASED COMPENSATION (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 30, 2019	Mar. 31, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Stock Based Compensation
Shares authorized to be awarded				4.8
Total unrecognized compensation expense for unvested options		$ 18.8		$ 0.1
Unrecognized compensation expense for unvested options, recognition period		3 years
Compensation expenses		$ 4.0	$ 3.0	13.2	$ 13.4	$ 118.4
Non-cash charge from accelerated vesting of options						$ 104.4
Restricted stock units (RSUs)
Stock Based Compensation
Total unrecognized compensation expense for unvested options				44.7
Deferred stock units
Stock Based Compensation
Total unrecognized compensation expense for unvested options				0.2
2012 Plan
Stock Based Compensation
Shares authorized to be awarded		8.8
Weighted average grant date fair value per option granted					$ 10.84	$ 20.84
Vesting period (in years)	3 years
Expiration period (in years)	10 years
Total unrecognized compensation expense for unvested options				$ 12.2
Unrecognized compensation expense for unvested options, recognition period				4 years
2012 Plan | Maximum
Stock Based Compensation
Shares authorized to be awarded				8.8
2018 Plan
Stock Based Compensation
Shares authorized to be awarded		4.8
Weighted average grant date fair value per option granted				$ 7.22